Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Expenses:
Finance costs	€ 4	€ 1
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	15	13
Total expenses	19	14
Income:
Finance income	58	46
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	548	490
Total income	606	536
Other transactions
Financing agreements: loans and capital contributions (lender)	(333)	611
Financing agreements: loans and capital contributions (borrower)	164	301
Guarantees provided	(1)	(21)
Guarantees received	0	0
Commitments acquired	(79)	51
Dividends and other distributed profit	0	25
Other transactions	(1,010)	0
Balance closing period
Customers and commercial debtors	0		€ 0
Loans and credits granted	7,709		8,041
Other collection rights	769		1,747
Debit balances	8,478		9,788
Suppliers and creditors granted	0		0
Loans and credits received	2,885		2,738
Other payment obligations	93		61
Credit balances	2,978		2,799
Significant shareholders
Expenses:
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income:
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Directors and executives
Expenses:
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income:
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Other transactions
Financing agreements: loans and capital contributions (lender)	(1)	0
Financing agreements: loans and capital contributions (borrower)	(14)	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	(1)	0
Dividends and other distributed profit	0	5
Other transactions	0	0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	25		26
Other collection rights	0		0
Debit balances	25		26
Suppliers and creditors granted	0		0
Loans and credits received	24		53
Other payment obligations	0		0
Credit balances	24		53
Group companies or entities
Expenses:
Finance costs	4	1
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	15	13
Total expenses	19	14
Income:
Finance income	58	46
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	548	490
Total income	606	536
Other transactions
Financing agreements: loans and capital contributions (lender)	(324)	617
Financing agreements: loans and capital contributions (borrower)	148	289
Guarantees provided	(1)	(21)
Guarantees received	0	0
Commitments acquired	(83)	75
Dividends and other distributed profit	0	0
Other transactions	(1,010)	0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	7,588		7,911
Other collection rights	769		1,747
Debit balances	8,357		9,658
Suppliers and creditors granted	0		0
Loans and credits received	2,776		2,628
Other payment obligations	93		61
Credit balances	2,869		2,689
Other related parties
Expenses:
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchase of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income:
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Other transactions
Financing agreements: loans and capital contributions (lender)	(8)	(6)
Financing agreements: loans and capital contributions (borrower)	30	12
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	5	(24)
Dividends and other distributed profit	0	20
Other transactions	0	€ 0
Balance closing period
Customers and commercial debtors	0		0
Loans and credits granted	96		104
Other collection rights	0		0
Debit balances	96		104
Suppliers and creditors granted	0		0
Loans and credits received	85		57
Other payment obligations	0		0
Credit balances	€ 85		€ 57